OFF-BALANCE SHEET ACCOUNTS (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Contingent credits - indirect loans
Off balance sheet indirect loans	[1]	S/ 20,774,271	S/ 19,369,559
Responsibilities under credit line agreements	[2]	74,234,033	68,594,958
Total		95,008,304	87,964,517
Guarantees and standby letter [Member]
Contingent credits - indirect loans
Off balance sheet indirect loans	[1]	18,874,073	17,688,087
Import and export letters of credit [Member]
Contingent credits - indirect loans
Off balance sheet indirect loans	[1]	S/ 1,900,198	S/ 1,681,472

[1]	In the normal course of their business, the Group’s banking subsidiaries are party to transactions with off-balance sheet risk. These transactions expose them to credit risk in addition to the amounts recognized in the consolidated statement of financial position. Credit risk for contingent credits is defined as the possibility of sustaining a loss because one of the parties to a financial instrument fails to comply with the terms of the contract. The risk of credit losses is represented by the contractual amounts specified in the related contracts. The Group applies the same credit policies in making contingent commitments and other obligations as it does for on-balance sheet instruments (Note 7(a)), including the requirement to obtain collateral when it is deemed necessary. Collateral held varies, but may include deposits in financial institutions, securities or other assets. Many of the contingent transactions reach maturity without any performance being required; therefore, the total committed amounts do not necessarily represent future cash requirements.
[2]	Lines of credit include consumer loans and other consumer loan facilities (credit card receivables) granted to customers and are cancelable upon related notice to the customer